Vericimetry Funds

1968 North Lake Avenue, # 303

Altadena, CA 91001

February 1, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Vericimetry Funds (“Trust”), File Nos. 333-175410 and 811-22578

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 14, which was filed with the Commission on January 28, 2019 and (ii) that Post-Effective Amendment No. 14 has been filed electronically with the Commission.

Very truly yours,

/s/ Mendel Fygenson
Dr. Mendel Fygenson
President